Condensed Consolidated Statements Of Financial Position - HKD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Accounts receivable	$ 604,275,555	$ 86,514,680
Prepayments, deposits and other receivables	332,946,735	21,916,382
Due from immediate holding company	4,554,755,078	2,144,975,230
Derivative financial assets	1,445,309,895	969,894,519
Other assets	97,482,172	136,065,738
Cash and bank balances	140,261,201	526,206,108
Total current assets	7,175,030,636	3,885,572,657
Non-current assets
Property, plant and equipment	1,720,726	67,131
Right of use assets	2,061,690	0
Investment in associates	15,291,327	0
Goodwill	58,675,041	0
Other intangible assets	737,726,551	15,171,170
Financial assets at fair value through profit or loss	1,436,656,772	2,574,695,685
Stock loan	284,939,600	211,331,400
Total non-current assets	2,537,071,707	2,801,265,386
Total assets	9,712,102,343	6,686,838,043
Current liabilities
Accounts payable	282,463,255	155,020,918
Bank borrowings	161,132,094	388,870,500
Other payables and accruals	185,784,757	92,225,549
Lease liabilities	2,778,798	0
Provision	31,814,184	0
Tax payable	127,928,437	136,124,845
Total current liabilities	791,901,525	772,241,812
Non-current liabilities
Deferred tax liabilities	76,716,735	0
Derivative financial liability	0	13,752,673
Convertible bond	0	111,970,384
Total non-current liabilities	76,716,735	125,723,057
Total liabilities	868,618,260	897,964,869
Equity
Treasury shares	(5,000,000,000)	(5,000,000,000)
Capital reserve	6,774,769,610	4,551,183,728
Exchange reserve	1,794,046	1,466,991
Retained profits	5,191,108,994	4,449,489,995
Total equity attributable to ordinary shareholders of the Company	6,967,968,510	4,002,333,416
Non-controlling interests	105,084,217	15,496,320
Perpetual securities	1,770,431,356	1,771,043,438
Total equity	8,843,484,083	5,788,873,174
Total liabilities and equity	9,712,102,343	6,686,838,043
Class A ordinary shares [Member]
Equity
Share capital	92,706	48,838
Class B Ordinary Shares [Member]
Equity
Share capital	$ 203,154	$ 143,864